Related party transactions - Summary of Compensation of Key Management Personnel and Directors (Detail) - Key management personnel and Directors [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 21	$ 26
Post-employment benefits	2	2
Share-based payments	32	44
Compensation of key management personnel and Directors	$ 55	$ 72